Mortgage Core Fund
Portfolio of Investments
September 30, 2024 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—93.9%
	Federal Home Loan Mortgage Corporation—28.1%
$ 27,997,756	2.000%, 4/1/2036	$ 25,775,123
12,789,703	2.000%, 5/1/2036	11,770,381
31,524,480	2.000%, 11/1/2036	28,923,361
44,239,930	2.000%, 5/1/2050	36,846,057
6,872,344	2.000%, 8/1/2050	5,719,466
7,733,083	2.000%, 8/1/2050	6,486,559
42,656,983	2.000%, 9/1/2050	35,714,295
23,224,240	2.000%, 12/1/2050	19,241,139
21,517,829	2.000%, 12/1/2050	17,894,631
21,627,036	2.000%, 1/1/2051	17,985,450
2,855,852	2.000%, 3/1/2051	2,383,905
63,662,710	2.000%, 3/1/2051	52,982,896
39,194,612	2.000%, 4/1/2051	32,594,976
26,219,029	2.000%, 5/1/2051	21,771,464
20,602,855	2.000%, 5/1/2051	17,107,968
85,730,320	2.000%, 1/1/2052	71,294,946
45,284,648	2.000%, 1/1/2052	37,985,048
37,931,230	2.500%, 12/1/2035	35,820,312
21,444,390	2.500%, 4/1/2037	20,190,672
7,032,184	2.500%, 8/1/2050	6,167,803
6,064,032	2.500%, 9/1/2050	5,294,019
61,515,379	2.500%, 10/1/2051	53,492,679
12,799,925	2.500%, 10/1/2051	11,082,587
40,390,513	2.500%, 11/1/2051	35,362,690
28,180,992	2.500%, 12/1/2051	24,320,751
14,369,479	2.500%, 12/1/2051	12,576,271
41,021,039	2.500%, 12/1/2051	35,696,804
64,921,927	2.500%, 1/1/2052	56,759,274
13,044,594	2.500%, 3/1/2052	11,437,105
9,288,330	2.500%, 4/1/2052	8,082,771
16,773,729	2.500%, 4/1/2052	14,596,620
59,565,818	2.500%, 4/1/2052	52,113,818
22,882,892	2.500%, 5/1/2052	20,020,121
10,400,601	2.500%, 5/1/2052	9,050,678
15,221,730	2.500%, 5/1/2052	13,274,600
403,826	3.000%, 6/1/2045	370,925
541,606	3.000%, 5/1/2046	497,988
1,646,033	3.000%, 9/1/2046	1,493,923
10,719,818	3.000%, 10/1/2050	9,646,289
9,609,782	3.000%, 11/1/2050	8,647,416
7,490,236	3.000%, 11/1/2051	6,812,693
25,216,736	3.000%, 1/1/2052	22,738,703
8,555,009	3.000%, 4/1/2052	7,769,787
34,720,757	3.000%, 6/1/2052	31,360,308
27,700,578	3.000%, 8/1/2052	25,123,455

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 18,927,135	3.000%, 9/1/2052	$ 17,067,177
18,595	3.500%, 6/1/2026	18,433
52,268	3.500%, 6/1/2026	51,771
21,671	3.500%, 7/1/2026	21,451
24,464,674	3.500%, 12/1/2047	23,125,368
13,257,929	3.500%, 1/1/2050	12,490,699
7,110,801	3.500%, 5/1/2051	6,624,305
23,588,127	3.500%, 2/1/2052	22,092,253
3,491,364	3.500%, 3/1/2052	3,299,413
7,258,560	3.500%, 5/1/2052	6,761,955
68,426,442	3.500%, 5/1/2052	63,787,718
19,308,313	3.500%, 6/1/2052	18,222,627
5,591,607	3.500%, 7/1/2052	5,268,461
15,153	4.000%, 5/1/2026	15,056
195,337	4.000%, 5/1/2026	194,090
579,236	4.000%, 12/1/2040	570,322
9,406,949	4.000%, 4/1/2052	9,162,978
3,792,128	4.000%, 4/1/2052	3,694,963
13,870,668	4.000%, 5/1/2052	13,376,558
28,075,754	4.000%, 6/1/2052	26,996,657
21,546,086	4.000%, 7/1/2052	20,724,691
1,698,014	4.000%, 7/1/2052	1,644,955
15,401,015	4.000%, 8/1/2052	14,804,261
64,154,717	4.000%, 9/1/2052	61,729,015
13,506,570	4.000%, 10/1/2052	13,008,546
53,738,429	4.000%, 10/1/2052	51,824,121
4,580	4.500%, 6/1/2025	4,565
28,285,051	4.500%, 10/1/2037	28,364,920
345,793	4.500%, 11/1/2039	348,767
103,264	4.500%, 6/1/2040	104,164
160,113	4.500%, 7/1/2040	161,508
581,057	4.500%, 8/1/2040	586,118
347,475	4.500%, 7/1/2041	350,502
360,414	4.500%, 7/1/2041	363,544
231,918	4.500%, 7/1/2041	233,932
1,469,382	4.500%, 10/1/2048	1,465,121
9,631,370	4.500%, 5/1/2052	9,567,770
8,581,516	4.500%, 9/1/2052	8,465,448
5,819,539	4.500%, 10/1/2052	5,740,828
17,367,164	4.500%, 12/1/2052	17,077,996
27,701,706	4.500%, 1/1/2053	27,240,464
27,736,305	4.500%, 2/1/2053	27,274,487
13,837,904	4.500%, 3/1/2053	13,607,499
1	5.000%, 7/1/2025	1
579,913	5.000%, 1/1/2034	591,737
197,853	5.000%, 5/1/2034	201,793
697	5.000%, 11/1/2035	713
242,064	5.000%, 4/1/2036	247,615
311	5.000%, 4/1/2036	318
4,485	5.000%, 4/1/2036	4,586

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 55,386	5.000%, 4/1/2036	$ 56,671
65,766	5.000%, 5/1/2036	67,392
40,774	5.000%, 6/1/2036	41,709
85,463	5.000%, 6/1/2036	87,421
238,085	5.000%, 12/1/2037	243,896
39,235	5.000%, 5/1/2038	40,205
23,094	5.000%, 6/1/2038	23,685
42,894	5.000%, 9/1/2038	43,994
39,892	5.000%, 2/1/2039	40,922
35,138	5.000%, 6/1/2039	36,055
1,165,801	5.000%, 10/1/2039	1,197,229
106,771	5.000%, 2/1/2040	109,619
184,756	5.000%, 8/1/2040	189,846
31,724,289	5.000%, 10/1/2052	31,769,067
19,137,195	5.000%, 3/1/2053	19,200,090
10,235,549	5.000%, 5/1/2053	10,257,514
495,780	5.500%, 5/1/2034	512,985
19,811	5.500%, 3/1/2036	20,651
30,131	5.500%, 3/1/2036	31,406
10,248	5.500%, 3/1/2036	10,683
59,231	5.500%, 3/1/2036	61,571
148,455	5.500%, 6/1/2036	154,698
73,853	5.500%, 6/1/2036	76,959
25,499	5.500%, 6/1/2036	26,537
71,280	5.500%, 9/1/2037	74,255
112,114	5.500%, 9/1/2037	116,861
76,294	5.500%, 12/1/2037	79,489
9,486	5.500%, 3/1/2038	9,873
9,736,280	5.500%, 5/1/2038	9,949,246
4,240,280	5.500%, 9/1/2052	4,309,598
26,189,818	5.500%, 12/1/2052	26,538,569
22,114,274	5.500%, 3/1/2053	22,394,932
14,446,670	5.500%, 9/1/2053	14,620,988
3,553	6.000%, 7/1/2029	3,631
11,793	6.000%, 2/1/2032	12,164
9,957	6.000%, 5/1/2036	10,400
21,479	6.000%, 8/1/2037	22,536
171,737	6.000%, 9/1/2037	180,035
23,078,743	6.000%, 11/1/2053	23,593,461
2,994	6.500%, 6/1/2029	3,087
1,111	6.500%, 7/1/2029	1,145
100,947	6.500%, 11/1/2036	106,309
1,157	6.500%, 4/1/2038	1,222
989	6.500%, 4/1/2038	1,046
30,809,803	6.500%, 10/1/2053	31,808,534
26,221,043	6.500%, 11/1/2053	27,071,024
5,300	7.000%, 4/1/2032	5,504
91,254	7.000%, 4/1/2032	96,083
7,106	7.000%, 9/1/2037	7,613
7,352	7.500%, 10/1/2029	7,655

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 4,480	7.500%, 11/1/2029	$ 4,676
8,856	7.500%, 5/1/2031	9,367
1,043	8.000%, 3/1/2030	1,084
18,399	8.000%, 1/1/2031	19,090
21,609	8.000%, 2/1/2031	22,698
10,910	8.000%, 3/1/2031	11,431
201	8.500%, 9/1/2025	203
10	8.500%, 9/1/2025	10
	TOTAL	1,746,255,591
	Federal National Mortgage Association—49.3%
25,922,410	2.000%, 8/1/2035	23,888,833
4,854,837	2.000%, 4/1/2036	4,464,879
25,822,170	2.000%, 5/1/2036	23,691,554
23,337,936	2.000%, 1/1/2037	21,463,349
8,562,557	2.000%, 2/1/2037	7,877,458
18,251,507	2.000%, 5/1/2050	15,201,111
39,825,634	2.000%, 7/1/2050	33,169,528
6,945,654	2.000%, 8/1/2050	5,806,524
35,926,891	2.000%, 10/1/2050	29,899,933
34,283,025	2.000%, 11/1/2050	28,531,835
297,045,789	2.000%, 5/1/2051	247,028,862
36,591,327	2.000%, 5/1/2051	30,693,036
6,929,656	2.000%, 8/1/2051	5,786,653
41,624,220	2.000%, 8/1/2051	34,563,453
36,680,433	2.000%, 10/1/2051	30,412,437
21,130,576	2.000%, 10/1/2051	17,585,791
28,548,207	2.000%, 10/1/2051	23,643,091
25,454,113	2.000%, 11/1/2051	21,279,481
10,351,407	2.000%, 12/1/2051	8,653,712
5,642,561	2.000%, 12/1/2051	4,734,779
27,657,284	2.000%, 12/1/2051	22,905,245
6,836,510	2.000%, 1/1/2052	5,704,598
37,339,060	2.000%, 1/1/2052	31,051,864
111,332,156	2.000%, 2/1/2052	92,899,036
68,279,479	2.000%, 2/1/2052	56,697,149
17,151,229	2.000%, 2/1/2052	14,338,321
23,090,568	2.000%, 2/1/2052	19,173,687
32,920,528	2.000%, 2/1/2052	27,583,083
13,996,286	2.000%, 3/1/2052	11,678,939
18,394,715	2.000%, 3/1/2052	15,377,868
13,551,338	2.000%, 3/1/2052	11,358,478
11,355,836	2.000%, 3/1/2052	9,528,896
16,082,821	2.000%, 3/1/2052	13,309,440
95,738,546	2.000%, 3/1/2052	79,498,302
35,217,321	2.000%, 4/1/2052	29,298,392
23,732,443	2.000%, 4/1/2052	19,632,517
31,731,603	2.500%, 9/1/2036	29,797,127
2,036,068	2.500%, 12/1/2036	1,920,850
29,315,138	2.500%, 12/1/2036	27,647,072
3,321,574	2.500%, 5/1/2037	3,123,230

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 8,192,724	2.500%, 6/1/2050	$ 7,185,693
2,865,974	2.500%, 7/1/2050	2,503,843
13,651,652	2.500%, 9/1/2050	11,918,162
31,448,452	2.500%, 9/1/2050	27,366,669
32,659,923	2.500%, 10/1/2050	28,216,775
12,225,380	2.500%, 11/1/2050	10,562,205
25,188,538	2.500%, 11/1/2050	21,761,819
19,725,292	2.500%, 2/1/2051	17,041,808
38,035,719	2.500%, 9/1/2051	33,158,387
70,526,938	2.500%, 10/1/2051	61,483,247
60,642,486	2.500%, 10/1/2051	52,790,479
61,304,644	2.500%, 10/1/2051	53,290,270
28,823,476	2.500%, 10/1/2051	24,956,294
30,984,579	2.500%, 11/1/2051	26,740,302
47,849,195	2.500%, 12/1/2051	41,339,657
7,245,864	2.500%, 1/1/2052	6,296,346
58,022,338	2.500%, 1/1/2052	50,418,928
16,527,000	2.500%, 1/1/2052	14,325,102
21,387,232	2.500%, 1/1/2052	18,691,525
4,927,814	2.500%, 2/1/2052	4,297,459
37,851,489	2.500%, 2/1/2052	33,151,553
18,805,098	2.500%, 2/1/2052	16,399,591
2,305,453	2.500%, 2/1/2052	1,993,253
35,576,075	2.500%, 3/1/2052	30,758,441
59,606,656	2.500%, 4/1/2052	52,056,412
2,120,834	2.500%, 5/1/2052	1,830,984
28,887,247	2.500%, 5/1/2052	25,119,835
765,435	3.000%, 2/1/2032	746,367
2,108,335	3.000%, 8/1/2043	1,950,893
1,553,694	3.000%, 9/1/2043	1,437,708
5,416,224	3.000%, 8/1/2046	4,964,795
2,676,135	3.000%, 9/1/2046	2,458,103
3,064,395	3.000%, 11/1/2046	2,804,197
610,506	3.000%, 2/1/2047	562,484
7,664,059	3.000%, 3/1/2047	7,025,279
4,776,525	3.000%, 12/1/2047	4,378,414
7,353,614	3.000%, 12/1/2047	6,747,602
27,173,290	3.000%, 2/1/2048	24,866,006
1,114,082	3.000%, 11/1/2049	1,011,826
32,085,111	3.000%, 7/1/2050	29,042,419
11,046,160	3.000%, 1/1/2051	9,939,949
112,244,526	3.000%, 5/1/2051	101,003,865
37,073,219	3.000%, 7/1/2051	33,325,788
31,740,447	3.000%, 7/1/2051	28,541,981
14,897,626	3.000%, 12/1/2051	13,498,822
31,708,274	3.000%, 12/1/2051	28,651,774
5,687,105	3.000%, 1/1/2052	5,197,549
18,426,931	3.000%, 2/1/2052	16,794,638
13,899,454	3.000%, 2/1/2052	12,537,907
9,918,808	3.000%, 2/1/2052	8,907,130

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 9,320,716	3.000%, 3/1/2052	$ 8,393,124
18,149,022	3.000%, 4/1/2052	16,467,616
20,268,021	3.000%, 4/1/2052	18,447,306
5,648,591	3.000%, 4/1/2052	5,125,281
23,259,324	3.000%, 4/1/2052	21,037,244
11,217,929	3.000%, 5/1/2052	10,119,055
4,582,219	3.000%, 5/1/2052	4,126,199
25,296,108	3.000%, 6/1/2052	22,960,470
46,433,894	3.000%, 6/1/2052	42,015,969
18,315,831	3.000%, 6/1/2052	16,457,564
21,066,090	3.000%, 6/1/2053	18,907,067
19,608	3.500%, 11/1/2025	19,443
28,303	3.500%, 11/1/2025	28,055
34,636	3.500%, 12/1/2025	34,333
37,046	3.500%, 1/1/2026	36,703
10,858	3.500%, 1/1/2026	10,760
8,553,433	3.500%, 9/1/2037	8,373,726
17,368,611	3.500%, 1/1/2048	16,341,787
15,308,258	3.500%, 2/1/2050	14,431,944
11,767,433	3.500%, 6/1/2051	10,962,347
43,570,819	3.500%, 3/1/2052	41,188,959
14,329,319	3.500%, 5/1/2052	13,357,915
19,418,911	3.500%, 5/1/2052	18,157,092
42,604,954	3.500%, 6/1/2052	39,876,473
16,347,930	3.500%, 6/1/2052	15,357,181
35,403,619	3.500%, 7/1/2052	33,235,894
9,453,945	3.500%, 1/1/2053	8,872,136
9,292,788	3.500%, 4/1/2053	8,656,284
22,895	4.000%, 12/1/2025	22,752
48,529	4.000%, 7/1/2026	48,224
23,656,389	4.000%, 11/1/2037	23,489,720
6,431,754	4.000%, 10/1/2051	6,176,509
3,124,207	4.000%, 4/1/2052	3,006,080
4,708,613	4.000%, 4/1/2052	4,530,580
23,979,525	4.000%, 7/1/2052	23,125,309
20,658,207	4.000%, 7/1/2052	20,012,686
15,215,922	4.000%, 9/1/2052	14,626,340
17,589,997	4.000%, 9/1/2052	17,007,368
5,334,050	4.000%, 10/1/2052	5,139,036
25,227,233	4.000%, 4/1/2053	24,281,270
36,691,836	4.000%, 5/1/2053	35,476,504
74,646	4.500%, 2/1/2039	75,255
429,491	4.500%, 5/1/2040	433,232
118,968	4.500%, 11/1/2040	120,003
1,310,048	4.500%, 4/1/2041	1,321,439
639,984	4.500%, 6/1/2041	645,551
7,422,995	4.500%, 8/1/2052	7,322,597
5,158,159	4.500%, 8/1/2052	5,074,208
16,090,358	4.500%, 10/1/2052	15,949,915
24,827,507	4.500%, 11/1/2052	24,437,398

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 20,339,459	4.500%, 2/1/2053	$ 20,064,362
22,129,968	4.500%, 7/1/2053	21,802,991
792,153	5.000%, 2/1/2036	810,194
457,600	5.000%, 7/1/2040	470,041
494,568	5.000%, 10/1/2041	508,315
36,011,062	5.000%, 8/1/2052	36,174,426
14,542,441	5.000%, 11/1/2052	14,618,638
23,170,587	5.000%, 2/1/2053	23,164,554
18,912,798	5.000%, 4/1/2054	18,957,224
19,588	5.500%, 1/1/2032	20,180
11,578	5.500%, 1/1/2032	11,932
206,518	5.500%, 9/1/2034	214,213
514,339	5.500%, 12/1/2034	533,509
15,517	5.500%, 4/1/2035	16,071
78,857	5.500%, 1/1/2036	81,988
40,892	5.500%, 3/1/2036	42,523
165,659	5.500%, 4/1/2036	172,158
270,556	5.500%, 4/1/2036	281,290
174,196	5.500%, 5/1/2036	181,620
56,353	5.500%, 9/1/2036	58,613
186,934	5.500%, 8/1/2037	194,395
112,505	5.500%, 7/1/2038	117,207
327,079	5.500%, 4/1/2041	341,110
9,336,353	5.500%, 9/1/2052	9,501,525
7,640,705	5.500%, 11/1/2052	7,754,390
24,134,238	5.500%, 4/1/2053	24,553,662
3,142	6.000%, 1/1/2029	3,212
4,084	6.000%, 2/1/2029	4,173
1,397	6.000%, 2/1/2029	1,428
2,679	6.000%, 4/1/2029	2,738
4,534	6.000%, 5/1/2029	4,634
2,691	6.000%, 5/1/2029	2,750
274,989	6.000%, 7/1/2034	286,465
163,074	6.000%, 11/1/2034	169,923
79,249	6.000%, 7/1/2036	83,088
16,678	6.000%, 7/1/2036	17,500
85,826	6.000%, 10/1/2037	90,155
9,982	6.000%, 6/1/2038	10,501
443,503	6.000%, 7/1/2038	465,687
41,964	6.000%, 9/1/2038	44,084
27,692	6.000%, 10/1/2038	29,105
267,205	6.000%, 2/1/2039	281,085
5,819,312	6.000%, 10/1/2053	5,951,426
45,863,680	6.000%, 12/1/2053	46,886,564
6,412	6.500%, 9/1/2028	6,511
1,423	6.500%, 8/1/2029	1,467
3,467	6.500%, 6/1/2031	3,586
9,175	6.500%, 6/1/2031	9,462
1,386	6.500%, 6/1/2031	1,429
1,777	6.500%, 1/1/2032	1,832

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 19,263	6.500%, 3/1/2032	$ 19,986
74,209	6.500%, 4/1/2032	77,151
12,283	6.500%, 5/1/2032	12,780
110,482	6.500%, 7/1/2036	116,257
2,299	6.500%, 8/1/2036	2,402
11,826	6.500%, 9/1/2036	12,485
16,459	6.500%, 12/1/2036	17,308
53,796	6.500%, 9/1/2037	56,903
174	6.500%, 12/1/2037	184
23,227	6.500%, 10/1/2038	24,564
13,760,463	6.500%, 10/1/2053	14,206,522
5,593	7.000%, 9/1/2031	5,832
2,867	7.000%, 9/1/2031	2,978
65,246	7.000%, 11/1/2031	68,628
4,587	7.000%, 12/1/2031	4,820
19,890	7.000%, 2/1/2032	20,880
20,794	7.000%, 3/1/2032	21,872
33,425	7.000%, 3/1/2032	34,717
4,063	7.000%, 4/1/2032	4,279
9,774	7.000%, 4/1/2032	10,202
87,340	7.000%, 4/1/2032	92,080
98,754	7.000%, 6/1/2037	106,103
4,037	7.500%, 9/1/2030	4,231
4,561	7.500%, 5/1/2031	4,799
1,450	7.500%, 6/1/2031	1,531
15,001	7.500%, 8/1/2031	15,852
23,628	7.500%, 1/1/2032	24,437
403	7.500%, 6/1/2033	422
377	8.000%, 11/1/2029	391
14	9.000%, 6/1/2025	14
	TOTAL	3,058,247,377
	Government National Mortgage Association—6.7%
5,114,552	3.000%, 1/20/2047	4,703,324
36,959,485	3.000%, 9/20/2050	33,514,273
42,359,938	3.000%, 5/20/2052	38,623,118
604,040	3.500%, 8/15/2043	579,196
379,033	3.500%, 8/15/2043	363,493
6,761,175	3.500%, 3/20/2047	6,444,805
8,348,847	3.500%, 11/20/2047	7,950,359
16,522,031	3.500%, 5/20/2052	15,526,915
27,063,915	3.500%, 11/20/2052	25,431,750
528,987	4.000%, 9/15/2040	520,309
1,462,975	4.000%, 10/15/2040	1,439,696
687,458	4.000%, 1/15/2041	676,180
904,456	4.000%, 10/15/2041	889,362
2,844,374	4.000%, 6/15/2048	2,767,305
130,275	4.500%, 1/15/2039	130,729
88,455	4.500%, 6/15/2039	88,801
406,967	4.500%, 10/15/2039	408,624
153,500	4.500%, 1/15/2040	154,120

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 87,062	4.500%, 6/15/2040	$ 87,424
61,234	4.500%, 9/15/2040	61,472
78,248	4.500%, 2/15/2041	78,575
458,201	4.500%, 3/15/2041	460,092
41,044	4.500%, 5/15/2041	41,205
1,512,521	4.500%, 6/20/2041	1,523,597
326,401	4.500%, 9/15/2041	327,690
287,545	4.500%, 10/15/2043	289,150
13,756,604	4.500%, 11/20/2053	13,579,646
35,360,619	4.500%, 12/20/2053	34,905,758
241,764	5.000%, 1/15/2039	247,070
204,458	5.000%, 5/15/2039	209,081
278,684	5.000%, 8/20/2039	284,983
70,844,205	5.000%, 9/20/2053	71,018,864
91,350	5.500%, 12/15/2038	94,326
67,164	5.500%, 12/20/2038	69,324
125,251	5.500%, 1/15/2039	129,565
137,475	5.500%, 2/15/2039	142,195
27,807,433	5.500%, 7/20/2053	28,090,340
42,077,609	5.500%, 8/20/2053	42,505,698
37,411,184	5.500%, 9/20/2053	37,803,489
3,545	6.000%, 10/15/2028	3,605
3,264	6.000%, 3/15/2029	3,326
46,641	6.000%, 2/15/2036	48,425
52,432	6.000%, 4/15/2036	54,526
39,899	6.000%, 6/15/2037	41,456
41,488,961	6.000%, 6/20/2053	42,268,543
6,740	6.500%, 10/15/2028	6,893
2,456	6.500%, 11/15/2028	2,512
2,650	6.500%, 12/15/2028	2,711
1,610	6.500%, 2/15/2029	1,647
4,341	6.500%, 3/15/2029	4,441
17,398	6.500%, 9/15/2031	17,956
40,847	6.500%, 2/15/2032	42,272
4,591	7.000%, 11/15/2027	4,652
3,444	7.000%, 6/15/2028	3,511
1,937	7.000%, 11/15/2028	1,970
4,108	7.000%, 1/15/2029	4,186
4,641	7.000%, 5/15/2029	4,761
113	7.000%, 10/15/2029	113
13,026	7.000%, 5/15/2030	13,364
9,895	7.000%, 11/15/2030	10,201
4,700	7.000%, 12/15/2030	4,813
6,884	7.000%, 8/15/2031	7,112
29,063	7.000%, 10/15/2031	30,117
8,086	7.000%, 12/15/2031	8,404
5,563	7.500%, 8/15/2029	5,790
25,289	7.500%, 10/15/2029	26,260
1,017	7.500%, 10/15/2030	1,061
4,665	7.500%, 1/15/2031	4,889

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 1,645		8.000%, 10/15/2029	$ 1,727
5,737		8.000%, 11/15/2029	6,021
4,556		8.000%, 1/15/2030	4,766
2,136		8.000%, 10/15/2030	2,240
30,307		8.000%, 11/15/2030	32,069
2,320		8.500%, 5/15/2029	2,437
		TOTAL	414,840,680
	[1]	Uniform Mortgage-Backed Securities, TBA—9.8%
100,000,000		2.500%, 10/1/2054	86,292,970
40,000,000		3.000%, 10/1/2054	35,900,000
105,000,000		3.500%, 10/1/2054	97,809,957
30,000,000		4.000%, 10/1/2054	28,810,548
45,000,000		4.500%, 10/1/2054	44,238,866
115,000,000		5.000%, 10/1/2054	114,910,162
95,000,000		5.500%, 10/1/2054	96,109,571
85,000,000		6.000%, 10/1/2054	86,862,698
19,250,000		6.000%, 10/20/2054	19,573,150
		TOTAL	610,507,922
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,653,026,102)	5,829,851,570
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.0%
	[2]	Federal Home Loan Mortgage Corporation—2.3%
9,557,313		REMIC, Series 4661, Class GF, 5.906% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	9,417,592
12,937,639		REMIC, Series 5342, Class FB, 5.844% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	12,704,871
19,527,903		REMIC, Series 5393, Class HF, 6.274% (30-DAY AVERAGE SOFR +0.000%), 3/25/2054	19,503,112
9,363,769		REMIC, Series 5396, Class FQ, 6.318% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	9,349,998
44,934,941		REMIC, Series 5400, Class FA, 6.068% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	44,511,520
47,593,388		REMIC, Series 5428, Class JF, 6.380% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	47,566,250
		TOTAL	143,053,343
	[2]	Federal National Mortgage Association—4.0%
2,457,483		REMIC, Series 2017-30, Class FA, 5.744% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	2,415,932
11,602,461		REMIC, Series 2019-66, Class FA, 5.879% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	11,394,370
41,961,488		REMIC, Series 2023-42, Class FA, 5.694% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	41,032,204
22,281,760		REMIC, Series 2024-13, Class FA, 6.280% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	22,301,432
46,250,309		REMIC, Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	46,293,128
47,175,315		REMIC, Series 2024-15, Class FB, 6.121% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	46,813,046
32,801,333		REMIC, Series 2024-22, Class FA, 6.180% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	32,747,624
13,880,059		REMIC, Series 2024-25, Class FA, 6.380% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	13,864,655
33,990,741		REMIC, Series 2024-40, Class FC, 6.180% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	33,885,696
		TOTAL	250,748,087
	[2]	Government National Mortgage Association—1.6%
6,812,562		REMIC, Series 2022-175, Class FA, 6.245% (30-DAY AVERAGE SOFR +0.000%), 10/20/2052	6,766,189
28,204,352		REMIC, Series 2023-35, Class FH, 5.895% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	27,825,853
4,927,353		REMIC, Series 2023-111, Class FD, 6.345% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	4,939,882
39,862,357		REMIC, Series 2023-117, Class F, 6.295% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	39,663,475
18,863,914		REMIC, Series 2024-59, Class MF, 6.445% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	18,843,475
		TOTAL	98,038,874
		Non-Agency Mortgage-Backed Securities—1.1%
424,281		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	252,055
33,698,501		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	30,576,125

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$ 27,687,386		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	$ 24,225,380
5,980,127		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	5,232,377
5,289,870		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,628,430
117,837		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.769%, 8/25/2035	109,524
1,457,972		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,258,193
2,524,395		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,163,862
		TOTAL	68,445,946
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $558,099,930)	560,286,250
		ASSET-BACKED SECURITIES—2.0%
		Auto Receivables—0.3%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	21,141,933
		Single Family Rental Securities—1.3%
14,564,166		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	14,347,863
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	15,788,290
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	13,542,985
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,865,939
3,600,000		Progress Residential Trust 2023-SFR2, Class D, 4.500%, 10/17/2028	3,480,386
5,650,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2028	5,385,993
13,400,000		Progress Residential Trust 2024-SFR1, Class D, 3.750%, 2/1/2041	12,630,303
		TOTAL	80,041,759
		Student Loans—0.4%
2,695,733		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	2,503,206
5,651,901		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	5,249,149
4,062,100		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	3,808,003
4,191,612	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 6.010% (CME Term SOFR 1 Month +0.914%), 2/15/2036	4,185,581
7,126,875	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.310% (CME Term SOFR 1 Month +1.214%), 7/15/2053	7,118,372
		TOTAL	22,864,311
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $123,823,664)	124,048,003
	[2]	AGENCY RISK TRANSFER SECURITIES—0.2%
2,401,146		FHLMC - STACR, Series 2023-DNA, Class M1A, 7.363% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043	2,431,383
10,400,000		FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 8.363% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	10,897,278
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $12,801,146)	13,328,661
		INVESTMENT COMPANY—4.7%
287,825,080		Federated Hermes Government Obligations Fund, Premier Shares, 4.840%[3] (IDENTIFIED COST $287,825,080)	287,825,080
		TOTAL INVESTMENT IN SECURITIES—109.8% (IDENTIFIED COST $6,635,575,922)	6,815,339,564
		OTHER ASSETS AND LIABILITIES - NET—(9.8)%[4]	(607,705,304)
		TOTAL NET ASSETS—100%	$6,207,634,260

At September 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	1,800	$374,835,938	December 2024	$846,094
United States Treasury Notes 5-Year Long Futures	779	$85,598,711	December 2024	$95,623
United States Treasury Notes 10-Year Long Futures	254	$29,027,438	December 2024	$17,355
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	645	$76,301,484	December 2024	$67,082
United States Treasury Ultra Bond Short Futures	359	$47,780,656	December 2024	$309,289
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,335,443
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2023	$119,161,249
Purchases at Cost	$2,239,378,910
Proceeds from Sales	$(2,070,715,079)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2024	$287,825,080
Shares Held as of 9/30/2024	287,825,080
Dividend Income	$8,128,842

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$5,829,851,570	$—	$5,829,851,570
Collateralized Mortgage Obligations	—	560,286,250	—	560,286,250
Asset-Backed Securities	—	124,048,003	—	124,048,003
Agency Risk Transfer Securities	—	13,328,661	—	13,328,661
Investment Company	287,825,080	—	—	287,825,080
TOTAL SECURITIES	$287,825,080	$6,527,514,484	$—	$6,815,339,564
Other Financial Instruments:[1]
Assets	$1,335,443	$—	$—	$1,335,443

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk